UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					      FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2003

Check here if Amendment:	___ Amendment Number:	___
This Amendment (Check only one.)___ is a restatement.
     				___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noesis Capital Corp.
Address:	1801 CLINT MOORE ROAD
		Suite 100
		Boca Raton, FL  33487


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Cory Nass
Title:		Corporate Counsel
Phone:		(561) 998-8884


Signature, Place and Date of Signing:

/s/ Cory Nass				Boca Raton, FL		November 13, 2003
_______________________________		___________________	_________________
Cory Nass				[City, State]		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

[ ]	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			None
Form 13F Information Table Entry Total:			50
Form 13F Information Table Value Total:			114,772 (x$1000)


List of Other Included Managers:

NONE

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Form 13F Information Table					VALUE  		Shares/	Sh/	Invstmt		Other	Voting Authority
ISSUER			  	  CLASS	        CUSIP         (x$1000)		Prn Amt	Prn	Discretion	Manager	Sole

Cintas Corporation                   	Common	172908105	2,033.78	55.21	Sh	Sole			Sole
Cisco Systems Inc                    	Common	17275R102	5,328.07	272.68	Sh	Sole			Sole
Citigroup                            	Common	172967101	8,100.59	178.00	Sh	Sole			Sole
Costco Wholesale Corp.               	Common	22160K105	4,549.49	146.38	Sh	Sole			Sole
Dell Computer Corp.                  	Common	24702R101	2,724.56	81.60	Sh	Sole			Sole
DNP Select Income Fund               	Common	23325P104	1,188.60	112.45	Sh	Sole			Sole
Exxon Mobil                          	Common	30231G102	627.73		17.15	Sh	Sole			Sole
First Data Corporation               	Common	319963104	5,280.52	132.15	Sh	Sole			Sole
Freddie Mac                          	Common	313400301	4,925.16	94.08	Sh	Sole			Sole
Futuremedia - ADR                    	ADR	360912109	1,423.73	4,199.80Sh	Sole			Sole
General Electric                     	Common	369604103	2,023.80	67.89	Sh	Sole			Sole
Home Depot                           	Common	437076102	814.51		25.57	Sh	Sole			Sole
Intel Corp.                          	Common	458140100	4,734.59	172.10	Sh	Sole			Sole
International Business Machine       	Common	459200101	538.95		6.10	Sh	Sole			Sole
Interpublic Group of Companies       	Common	458685104	1,849.72	131.00	Sh	Sole			Sole
Jacobs Engineering Group             	Common	469814107	2,863.40	63.49	Sh	Sole			Sole
Johnson & Johnson                    	Common	478160104	2,256.20	45.56	Sh	Sole			Sole
JP Morgan Chase Co.                  	Common	46625H100	735.57		21.43	Sh	Sole			Sole
Lowes Companies Inc                  	Common	548661107	5,812.06	111.99	Sh	Sole			Sole
Masco Corp.                          	Common	574599106	5,016.57	204.93	Sh	Sole			Sole
MBNA Corp Preferred 8.1%             	PFD	55270B201	671.17		25.10	Sh	Sole			Sole
MBNA Corp.                           	Common	55262L100	5,697.35	249.88	Sh	Sole			Sole
Medtronic Inc                        	Common	585055106	4,496.51	95.83	Sh	Sole			Sole
Merck & Co Inc                       	Common	589331107	1,426.16	28.17	Sh	Sole			Sole
Microsoft Corp.                      	Common	594918104	4,900.17	176.33	Sh	Sole			Sole
MuniHoldings Florida Fund            	Common	62624W105	905.60		63.24	Sh	Sole			Sole
Netscreen Technologies               	Common	64117V107	529.79		23.83	Sh	Sole			Sole
Nuveen Preferred & Convertible       	Common	67073B106	990.23		69.15	Sh	Sole			Sole
Nuveen Quality Preferred Incom       	PFD	67071S101	841.13		56.15	Sh	Sole			Sole
Pfizer Inc                           	Common	717081103	6,057.12	199.38	Sh	Sole			Sole
Procter & Gamble Co.                 	Common	742718109	806.27		8.69	Sh	Sole			Sole
SBC Communications                   	Common	78387G103	573.29		25.77	Sh	Sole			Sole
Schering Plough Corp                 	Common	806605101	712.24		46.74	Sh	Sole			Sole
Staples                              	Common	855030102	4,090.94	172.25	Sh	Sole			Sole
TXU Convertible Preferred 8.75       	PFD	873168504	822.68		23.95	Sh	Sole			Sole
United Parcel Service                	Common	911312106	3,052.29	47.84	Sh	Sole			Sole
Verizon Communications               	Common	92343V104	504.60		15.55	Sh	Sole			Sole
Viacom Cl B                          	Class B	925524308	567.11		14.81	Sh	Sole			Sole
Wal Mart Stores                      	Common	931142103	4,963.41	88.87	Sh	Sole			Sole
Wyeth                                	Common	983024100	563.73		12.23	Sh	Sole			Sole
ABN Amro (Disney) REX 10%            	Common	00079FBL5	945.60		985.00	Sh	Sole			Sole
Goldman Sachs Mid Cap Value          	Fund	38141W398	775.83		21.19	Sh	Sole			Sole
Household Inter Preferred 10.0       	PFD	44180S207	680.61		24.50	Sh	Sole			Sole
Merrill Lynch (Cisco) STRIDES        	Common	59021J869	1,123.51	56.60	Sh	Sole			Sole
Nuveen Real Estate Income Fund       	Fund	67071B108	703.78		41.35	Sh	Sole			Sole
PPL Convertible Preferred 7.75       	PFD	69352F204	2,032.63	96.70	Sh	Sole			Sole
Public Storage Preferred 8.0%        	PFD	74460D687	1,033.50	38.65	Sh	Sole			Sole
Smith Barney (Wal-Mart) TARGET       	Common	87613W204	560.70		62.30	Sh	Sole			Sole
Westpac Capital Preferred 8.0%       	PFD	96121S209	917.19		35.55	Sh	Sole			Sole

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